091-15906

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

13035131

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   RBS NASDAQ 100 Trendpilot ETN
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   TNDQ
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

RECEIVED
2013 JUL 24 PM 3:05
SEC / TM

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
JULY 19, 2013

Act: Securities Exchange Act of 1934
Section: 19b-4
Rule: 19b-4(e)
Public Availability: JUL 23 2013

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

July 19, 2013

**By UPS**

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: **Forms 19b-4(e) for various exchange traded products**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

| | |
|---|---|
| IDOG | ALPS International Sector Dividend Dogs ETF |
| ISRA | Market Vectors Israel ETF |
| JPNL | Direxion Daily Japan Bull 3X Shares |
| JPNS | Direxion Daily Japan Bear 3X Shares |
| QDEF | FlexShares Quality Dividend Defensive Index Fund |
| QDF | FlexShares Quality Dividend Index Fund |
| QDYN | FlexShares Quality Dividend Dynamic Index Fund |
| QEH | AdvisorShares QAM Equity Hedge ETF |
| QLTA | iShares AAA-A Rated Corporate Bond Fund |
| QMN | IQ Hedge Market Neutral Tracker ETF |
| QQQE | Direxion NASDAQ-100 Equal Weighted Index Shares |
| RALS | ProShares Research Affiliates Fundamental Index Long/Short |
| RAVI | FlexShares Ready Access Variable Income Fund |
| RGRA | RBS Rogers Enhanced Agriculture ETN |
| RGRC | RBS Rogers Enhanced Commodity Index ETN |
| RGRE | RBS Rogers Enhanced Energy ETN |
| RGRI | RBS Rogers Enhanced Industrial Metals ETN |
| RGRP | RBS Rogers Enhanced Precious Metals ETN |
| ROOF | IQ U.S. Real Estate Small Cap ETF |
| RRF | Wisdom Tree Global Real Return Fund |
| RRGR | AdvisorShares Global Alpha & Beta ETF |
| RUSL | Direxion Daily Russia Bull 3X Shares |

| | |
|---|---|
| RUSS | Direxion Daily Russia Bear 3X Shares |
| RVNU | db X-Trackers Municipal Infrastructure Revenue Bond |
| RWXL | ETRACS Monthly Pay 2XLeveraged Dow Jones International Real Estate ETN due 3/19/2042 |
| SCHC | Schwab International Small-Cap Equity ETF |
| SCHE | Schwab Emerging Markets Equity ETF |
| SCHZ | Schwab U.S. Aggregate Bond ETF |
| SDOG | ALPS Sector Dividend Dogs ETF |
| SINF | ProShares UltraPro Short 10 Year Treasury Inflation Protected Securities/Treasury Yield Spread |
| SJNK | SPDR Barclays Capital Short Term High Yield Bond ETF |
| SLVO | Credit Suisse Silver Shares Covered Call ETN |
| SMMU | PIMCO Short-Term Municipal Bond Strategy Fund ETF |
| SNLN | Highland/iBoxx Senior Loan ETF |
| SOYB | Teucrium Soybean Fund |
| SPGH | UBS E-TRACS S&P 500 Gold Hedged Index ETN |
| SPHD | PowerShares S&P 500 High Dividend Portfolio |
| SPPP | Sprott Physical Platinum and Palladium Trust |
| SPXH | VelocityShares Volatility Hedged Large Cap ETF |
| SRLN | SPDR Blackstone/GSO Senior Loan ETF |
| STPZ | PIMCO 1-5 Year U.S. Treasury Inflation Protected Securities Index Fund ETF |
| SYLD | Cambria Shareholder Yield ETF |
| TAGS | Teucrium Agricultural Fund |
| TBX | ProShares Short 7-10 Year Treasury |
| TBZ | ProShares UltraShort 3-7 Year Treasury |
| TCHI | RBS China Trendpilot ETN |
| TDD | db X-trackers 2010 Target Date Fund |
| TDH | db X-trackers 2020 Target Date Fund |
| TDN | db X-trackers 2030 Target Date Fund |
| TDV | db X-trackers 2040 Target Date Fund |
| TDX | db X-trackers In-Target Date Fund |
| TENZ | PIMCO 7-15 Year U.S. Treasury Index Fund |
| THHY | Market Vectors Treasury-Hedged High Yield Bond Fund |
| TIPX | SPDR Barclays 1-10 Year Treasury Inflation Protected Securities ETF |
| TIPZ | PIMCO Broad U.S. Treasury Inflation Protected Securities Index Fund ETF |
| TNDQ | RBS NASDAQ 100 Trendpilot ETN |
| TRND | RBS U.S. Large Cap Trendpilot ETN |
| TRNM | RBS U.S. Mid Cap Trendpilot ETN |
| TRSK | VelocityShares Tail Risk Hedged Large Cap ETF |
| TTFS | TrimTabs Float Shrink ETF |
| TWTI | RBS Oil Trendpilot ETN |
| TZW | iShares S&P Target Date 2045 Index Fund |
| TZY | iShares S&P Target Date 2050 Index Fund |
| UDNT | PowerShares DB 3x Short U.S. Dollar Index Futures ETN |

| | |
|---|---|
| UINF | ProShares UltraPro 10 Year Treasury Inflation Protected Securities/Treasury Yield Spread |
| UTLT | db X-Trackers Regulated Utilities Fund |
| UUPT | PowerShares DB 3x Long U.S. Dollar Index Futures ETN |

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures